Stockholders' Equity (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		3,595,000
Weighted average exercise price		$ 0.94
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	3,545,000	3,595,000	3,187,214	1,140,000
Weighted average exercise price	$ 0.93	$ 0.94	$ 0.96	$ 0.78
Number of stock options exercisable	2,959,722	2,872,639
Exercise price	$ 0.93	$ 0.94
Stock options [Member] | 0.40 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.40
Number of stock options outstanding		825,000
Weighted average remaining contractual life (years)		6 years 7 months 17 days
Weighted average exercise price		$ 0.40
Number of stock options exercisable		825,000
Exercise price		$ 0.40
Stock options [Member] | 0.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.37
Number of stock options outstanding	825,000
Weighted average remaining contractual life (years)	6 years 4 months 17 days
Weighted average exercise price	$ 0.37
Number of stock options exercisable	825,000
Exercise price	$ 0.37
Stock options [Member] | 0.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.74	$ 0.74
Number of stock options outstanding	180,000	180,000
Weighted average remaining contractual life (years)	9 years 4 months 6 days	9 years 7 months 6 days
Weighted average exercise price	$ 0.74	$ 0.74
Number of stock options exercisable	91,389	56,389
Exercise price	$ 0.74	$ 0.74
Stock options [Member] | 0.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.80	$ 0.80
Number of stock options outstanding	120,000	120,000
Weighted average remaining contractual life (years)	9 years 6 months	9 years 9 months
Weighted average exercise price	$ 0.80	$ 0.80
Number of stock options exercisable	60,000	30,000
Exercise price	$ 0.80	$ 0.80
Stock options [Member] | 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.00	$ 1.00
Number of stock options outstanding	300,000	300,000
Weighted average remaining contractual life (years)	4 years	4 years 3 months
Weighted average exercise price	$ 1.00	$ 1.00
Number of stock options exercisable	50,000	50,000
Exercise price	$ 1.00	$ 1.00
Stock options [Member] | 1.05 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.05	$ 1.05
Number of stock options outstanding	1,820,000	1,870,000
Weighted average remaining contractual life (years)	7 years 10 months 17 days	8 years 1 month 17 days
Weighted average exercise price	$ 1.05	$ 1.05
Number of stock options exercisable	1,633,333	1,611,250
Exercise price	$ 1.05	$ 1.05
Stock options [Member] | 1.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.54	$ 1.54
Number of stock options outstanding	180,000	180,000
Weighted average remaining contractual life (years)	7 years 6 months	7 years 9 months
Weighted average exercise price	$ 1.54	$ 1.54
Number of stock options exercisable	180,000	180,000
Exercise price	$ 1.54	$ 1.54
Stock options [Member] | 2.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2.30	$ 2.30
Number of stock options outstanding	120,000	120,000
Weighted average remaining contractual life (years)	7 years 8 months 1 day	7 years 11 months 1 day
Weighted average exercise price	$ 2.30	$ 2.30
Number of stock options exercisable	120,000	120,000
Exercise price	$ 2.30	$ 2.30